Contract Liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Contract Liabilities Explanatory Abstract
Schedule of receipts in advance from customers
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Deferred revenue
Subscriptions and licensing	12,050	8,221
Smart music education	11,784	5,515
Music Festival Events	38	947
Total contract liabilities	23,872	14,683
Current	23,506	14,433
Non-current	366	250

Schedule of revenue recognised included in the contract liabilities
	December 31,	June 30,
	2021	2022
	RMB’000	RMB’000
		(Unaudited)
Amount of revenue recognised in the respective reporting periods that was included in the contract liabilities at the beginning of the reporting period	20,821	15,098